Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.7%

Security	Principal Amount* (000's omitted)		Value
AASET:
Series 2024-1A, Class A1, 6.261%, 5/16/49(1)		2,899	$ 2,950,681
Series 2025-1A, Class A, 5.943%, 2/16/50(1)		12,985	13,046,663
Ally Bank Auto Credit-Linked Notes:
Series 2024-B, Class B, 5.117%, 9/15/32(1)		3,286	3,297,203
Series 2025-B, Class C, 4.697%, 9/15/33(1)		7,406	7,378,878
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		5,510	5,563,990
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)		14,117	14,176,226
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		14,675	14,674,459
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	5,300	3,700,975
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)		13,445	13,198,688
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		5,184	5,142,874
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)		4,358	4,315,996
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)		5,977	5,884,103
Series 2021-1A, Class C, 3.475%, 4/15/49(1)		1,193	1,180,037
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)		13,147	12,815,964
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)		4,298	4,153,661
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)		9,078	8,517,034
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27		1,935	1,910,366
FHF Issuer Trust, Series 2024-2A, Class A2, 5.89%, 6/15/30(1)		2,297	2,307,573
FIGRE Trust:
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)		3,259	3,245,075
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(3)		8,869	8,868,000
Series 2026-FL2, Class A1, 5.516%, 6/25/56(1)(2)		7,290	7,320,028
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)		1,071	1,077,849
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		12,361	12,483,998
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		2,585	2,146,650
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,133	1,129,873
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)		974	972,045
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)		377	372,899
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		12,775	12,680,263
Security	Principal Amount* (000's omitted)	Value
Iskandar Enterprise LLC, Series 2026-1A, Class A21, 5.049%, 4/17/56(1)	8,895	$ 8,853,600
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.483%, (1 mo. SOFR + 2.85%), 5/16/30(1)(4)	11,167	11,133,991
Loanpal Solar Loan Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	1,494	1,240,192
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	339	336,652
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	8	8,291
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	7,001	6,890,303
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	1,119	1,053,129
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,249	2,891,735
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	394	345,881
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	330	281,903
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	799	672,400
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,007	809,253
Mosaic Solar Loans LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	51	49,902
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	5,841	5,811,776
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	9,476	9,090,402
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	5,975	6,005,600
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,977	1,959,724
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	5,399	5,399,823
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,904	1,903,819
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	592	583,857
Series 2021-B, Class B, 1.96%, 5/8/31(1)	159	156,679
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,664	5,587,584
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.93%, 8/15/29(1)	292	290,136
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,006	2,887,244
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	10,902	10,970,846
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	10,453	10,354,964
Series 2025-1A, Class A2A, 5.091%, 8/15/50(1)	3,945	3,826,370
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.248%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	11,365	11,449,468
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(1)	6,148	6,111,115
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,892	1,812,150
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	2,227	1,987,007
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	3,529	3,609,319

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
SERVPRO Master Issuer LLC: (continued)
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		10,128	$ 10,053,683
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		4,341	4,308,227
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		1,232	1,159,679
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		4,430	4,355,192
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		5,112	5,014,062
Sunnova Helios II Issuer LLC:
Series 2018-1A, Class A, 4.87%, 7/20/48(1)		2,076	2,000,292
Series 2019-AA, Class A, 3.75%, 6/20/46(1)		1,387	1,287,187
Series 2021-B, Class A, 1.62%, 7/20/48(1)		7,132	6,371,279
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)		2,512	2,141,127
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)		719	548,606
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		7,476	7,068,357
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)		8,902	7,809,129
Series 2020-2A, Class B, 5.47%, 11/1/55(1)		1,759	1,577,696
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,494	3,158,749
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		3,230	2,954,708
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		15,616	15,045,489
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)		2,668	2,456,627
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		862	834,645
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)		13,790	13,747,231
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class A, 5.31%, 5/20/52(1)		6,397	6,426,430
U.S. Bank NA:
Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)		2,537	2,510,182
Series 2026-RVM1, Class C, 5.595%, 12/25/46(1)		2,114	2,096,736
Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)		5,891	5,875,095
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37		1,914	1,778,609
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	10,845	12,396,378
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	3,857	5,179,736
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		10,830	10,390,867
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		3,726	3,698,331
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		4,771	4,456,512
Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	1,633	$ 1,584,093
Series 2020-A, Class C, 6.657%, 3/15/45(1)	235	232,666
Total Asset-Backed Securities (identified cost $452,960,726)		$ 447,394,766

Collateralized Mortgage Obligations — 4.7%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$6,355	$ 6,239,190
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(2)	4,721	4,834,348
Series 2024-2, Class A, 7.997%, 11/25/59(1)(2)	3,107	3,202,759
Series 2024-3, Class A, 9.05%, 1/25/60(1)(2)	3,425	3,536,991
Series 2026-1, Class A, 8.913%, 9/25/61(1)	3,078	3,212,040
Chase Home Lending Mortgage Trust, Series 2026-1, Class A2, 5.50%, 11/25/56(1)(2)	12,140	12,106,033
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 7/25/26, 6/25/58(1)(3)	1,387	1,388,117
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	1,890	1,892,175
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	772	805,689
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(4)	8,421	8,503,786
Series 5499, Class FQ, 4.778%, (30-day SOFR Average + 1.15%), 2/25/55(4)	3,005	3,029,500
Series 5529, Class AF, 4.628%, (30-day SOFR Average + 1.00%), 3/25/55(4)	5,449	5,475,922
Series 5556, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 7/25/55(4)	4,911	4,929,579
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.892%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	2,905	3,191,449
Series 2021-DNA2, Class B1, 7.028%, (30-day SOFR Average + 3.40%), 8/25/33(1)(4)	7,095	7,891,497
Series 2021-DNA2, Class B2, 9.628%, (30-day SOFR Average + 6.00%), 8/25/33(1)(4)	4,000	4,985,080
Series 2022-DNA2, Class M1A, 4.928%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	458	458,686
Federal National Mortgage Association:
Series 2024-48, Class FC, 4.728%, (30-day SOFR Average + 1.10%), 7/25/54(4)	3,712	3,740,852
Series 2024-82, Class FY, 4.928%, (30-day SOFR Average + 1.30%), 11/25/54(4)	4,526	4,561,212
Series 2025-12, Class GF, 4.978%, (30-day SOFR Average + 1.35%), 3/25/55(4)	7,298	7,367,875
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.092%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	7,772	8,192,410

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	$14,944	$ 15,068,573
Series 2019-R07, Class 1B1, 7.142%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	6,984	7,047,973
Series 2020-R01, Class 1B1, 6.992%, (30-day SOFR Average + 3.364%), 1/25/40(1)(4)	3,000	3,040,978
Series 2020-R02, Class 2B1, 6.742%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	4,570	4,624,763
Series 2021-R01, Class 1B2, 9.628%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	10,132	10,300,329
Series 2021-R02, Class 2B1, 6.928%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	1,647	1,665,541
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	2,863	2,983,820
Series 2023-84, Class MW, 6.00%, 6/20/53	2,992	3,105,972
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(4)	2,679	2,687,558
Series 2023-116, Class CY, 6.00%, 8/20/53	7,271	7,572,021
Series 2023-149, Class S, 10.624%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	797	868,162
Series 2024-44, Class ML, 6.00%, 3/20/54	1,000	1,042,914
Series 2024-59, Class LG, 6.00%, 4/20/54	1,500	1,562,582
Series 2025-2, Class FB, 4.659%, (30-day SOFR Average + 1.05%), 12/20/54(4)	2,060	2,078,280
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,751	2,784,560
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.848%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	2,200	2,228,422
Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	5,195	5,225,791
Series 2026-GT1, Class A, 3.648%, (1 mo. SOFR), 5/25/31(1)(4)	7,610	7,648,050
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	8,144	8,178,771
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	5,200	5,219,205
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	3,389	3,400,461
Total Collateralized Mortgage Obligations (identified cost $193,984,013)		$197,879,916

Commercial Mortgage-Backed Securities — 7.4%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	5,390	$ 5,236,619
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	9,685	9,126,112
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	4,805	4,340,535
Security	Principal Amount (000’s omitted)		Value
BFLD Commercial Mortgage Trust:
Series 2024-UNIV, Class A, 5.118%, (1 mo. SOFR + 1.493%), 11/15/41(1)(4)		4,875	$ 4,885,036
Series 2025-660F, Class C, 5.775%, (1 mo. SOFR + 2.15%), 11/15/42(1)(4)		3,795	3,814,348
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.225%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)		8,130	8,157,646
BX Trust:
Series 2025-GW, Class D, 6.375%, (1 mo. SOFR + 2.75%), 7/15/42(1)(4)		7,165	7,221,413
Series 2026-CLS, Class A, 5.025%, (1 mo. SOFR + 1.40%), 5/15/43(1)(4)		5,155	5,167,447
Series 2026-CLS, Class B, 5.325%, (1 mo. SOFR + 1.70%), 5/15/43(1)(4)		3,540	3,553,888
Caister Finance DAC, Series 1A, Class B, 6.197%, (SONIA + 2.45%), 8/17/35(1)(4)	GBP	7,307	9,716,639
CRSNT Trust, Series 2026-MOON, Class A, 5.025%, (1 mo. SOFR + 1.40%), 2/15/43(1)(4)		8,935	8,951,337
CSMC Trust, Series 2021-BPNY, Class A, 7.455%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)		12,555	12,532,275
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(2)		3,554	3,662,084
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.225%, (1 mo. SOFR + 2.60%), 10/15/42(1)(4)		3,328	3,355,886
Series 2025-ESH, Class E, 6.975%, (1 mo. SOFR + 3.35%), 10/15/42(1)(4)		3,810	3,854,138
Series 2026-ESH2, Class D, 5.875%, (1 mo. SOFR + 2.25%), 2/15/43(1)(4)		6,939	7,005,338
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.769%, 3/25/29(2)		5,879	5,866,917
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG08, Class A2, 4.134%, 5/25/33(2)		3,537	3,450,832
Series KSG1, Class A2, 1.503%, 9/25/30		4,386	3,899,878
Series KW06, Class A2, 3.80%, 6/25/28(2)		5,029	4,972,619
Series W5FX, Class AFX, 3.336%, 4/25/28(2)		1,896	1,859,914
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.032%, 9/25/27(2)		4,277	4,208,246
Series 2018-M4, Class A2, 3.169%, 3/25/28(2)		4,128	4,047,003
Series 2018-M13, Class A2, 3.893%, 9/25/30(2)		11,327	11,051,903
Series 2019-M22, Class A2, 2.522%, 8/25/29		9,544	9,051,398
Series 2020-M1, Class A2, 2.444%, 10/25/29		13,443	12,650,285
Series 2023-M1S, Class A2, 4.647%, 4/25/33(2)		16,878	16,843,062
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		5,322	5,348,668
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.317%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)		14,792	14,845,515
Series 2024-WOLF, Class A, 5.167%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)		3,640	3,651,334
HYT Commercial Mortgage Trust:
Series 2024-RGCY, Class B, 5.966%, (1 mo. SOFR + 2.341%), 9/15/41(1)(4)		2,431	2,438,023

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
HYT Commercial Mortgage Trust: (continued)
Series-2024-RGCY, Class A, 5.467%, (1 mo. SOFR + 1.841%), 9/15/41(1)(4)	8,310	$ 8,331,255
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	3,913	3,920,188
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	85,811
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	385	5,053
Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(1)(4)	8,941	8,967,866
NYC Trust, Series 2024-3ELV, Class A, 5.616%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	12,031	12,051,563
ORL Trust:
Series 2024-GLKS, Class A, 5.118%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	13,396	13,436,252
Series 2024-GLKS, Class D, 6.416%, (1 mo. SOFR + 2.791%), 12/15/39(1)(4)	4,757	4,790,265
PFDR Trust, Series 2026-DLVR, Class A, 5.313%, (1 mo. SOFR + 1.70%), 6/15/43(1)(4)	8,005	8,017,225
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.017%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	10,331	10,356,164
TX Trust:
Series 2024-HOU, Class A, 5.217%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	4,740	4,741,339
Series 2024-HOU, Class E, 8.013%, (1 mo. SOFR + 4.387%), 6/15/39(1)(4)	2,859	2,881,015
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	5,687	5,868,504
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A, 5.168%, (1 mo. SOFR + 1.542%), 8/15/42(1)(4)	8,660	8,682,865
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(2)	1,330	1,307,483
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	2,700	2,522,665
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(2)	7,825	7,854,488
Total Commercial Mortgage-Backed Securities (identified cost $313,238,148)		$308,586,339

Convertible Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Communications — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$900	$ 1,116,900
		$ 1,116,900
Consumer, Non-cyclical — 0.2%
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	$1,300	$ 1,202,588
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	1,300	1,387,750
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Jazz Investments I Ltd., 3.125%, 9/15/30	$1,205	$ 2,055,429
Shift4 Payments, Inc., 0.50%, 8/1/27	1,200	1,146,000
Zoetis, Inc., 0.25%, 6/15/29(1)	1,300	1,183,044
		$ 6,974,811
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$1,250	$ 1,246,187
Digital Realty Trust LP, 1.875%, 11/15/29(1)	1,065	1,143,810
Federal Realty OP LP, 3.25%, 1/15/29(1)	1,250	1,379,375
		$3,769,372
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$1,300	$1,549,387
Cloudflare, Inc., 0.00%, 6/15/30	1,300	1,647,100
Datadog, Inc., 0.00%, 12/1/29	1,230	1,751,520
ON Semiconductor Corp., 0.50%, 3/1/29	1,350	1,630,125
Parsons Corp., 2.625%, 3/1/29	1,090	1,075,067
Zscaler, Inc., 0.00%, 7/15/28(1)	1,300	1,202,500
		$8,855,699
Total Convertible Bonds (identified cost $18,668,117)		$20,716,782

Corporate Bonds — 26.8%

Security	Principal Amount* (000’s omitted)	Value
Communications — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	5,369	$ 3,469,254
5.375%, 5/1/47	19,109	15,478,368
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	8,240	8,380,780
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(1)	14,515	13,806,038
TELUS Corp., 6.375% to 3/9/31, 6/9/56(6)	8,733	8,737,860
Zegona Finance PLC, 8.625%, 7/15/29(1)	3,159	3,299,762
		$ 53,172,062
Consumer, Cyclical — 1.6%
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	9,370	$5,805,137
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	3,703	3,673,512
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	8,940	8,555,712
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	6,316	6,311,435
Ford Motor Co., 3.25%, 2/12/32	3,698	3,260,714
Ford Motor Credit Co. LLC:
4.97%, 4/6/29	3,299	3,266,005
5.303%, 9/6/29	1,145	1,141,114

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co. LLC: (continued)
5.73%, 9/5/30	3,057	$ 3,074,892
General Motors Financial Co., Inc., 5.60%, 6/18/31	7,500	7,681,046
Hyundai Capital America, 4.55%, 1/8/31(1)	8,983	8,838,642
Lithia Motors, Inc., 3.875%, 6/1/29(1)	4,650	4,457,017
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	4,085	4,088,832
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(7)	9,565	9,408,376
		$ 69,562,434
Consumer, Non-cyclical — 1.8%
Centene Corp.:
3.375%, 2/15/30	2,435	$2,270,745
4.625%, 12/15/29	3,693	3,584,375
Conservation Fund, 3.474%, 12/15/29	3,965	3,762,597
Doris Duke Charitable Foundation, 2.345%, 7/1/50	10,210	5,727,204
Ford Foundation, 2.415%, 6/1/50	6,560	3,911,026
HCA, Inc., 4.60%, 11/15/32	14,520	14,146,887
Herc Holdings, Inc., 6.00%, 3/15/34(1)	8,710	8,661,099
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,056,062
LifePoint Health, Inc., 9.875%, 8/15/30(1)	6,350	6,698,678
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	5,853	5,517,792
5.34%, 5/19/63	9,525	8,769,472
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	885,196
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	6,590	6,607,211
		$74,598,344
Energy — 0.4%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	2,385	$1,319,501
6.45%, 3/5/34(1)	3,485	1,927,641
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	5,174	5,008,525
5.00%, 1/31/28(1)	7,310	7,268,454
		$15,524,121
Financial — 17.2%
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 5/15/31(1)	8,610	$8,534,201
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(6)	6,525	6,473,663
American National Group, Inc.:
6.00%, 7/15/35(7)	14,354	14,307,832
6.144%, 6/13/32(1)(7)	5,012	5,171,501
7.00% to 12/1/30, 12/1/55(6)	5,057	4,941,702
Andrew W. Mellon Foundation, 0.947%, 8/1/27	5,050	4,868,262
Apollo Global Management, Inc., 5.70%, 3/30/36	7,929	7,959,534
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	8,080	8,147,642
Athene Holding Ltd., 6.625%, 5/19/55	11,550	11,240,423
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(6)	1,200	1,196,806
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Banco Santander SA: (continued)
9.625% to 11/21/28(6)(8)	4,000	$ 4,359,584
Bank of America Corp.:
4.456% to 2/6/31, 2/6/32(6)	7,133	7,009,107
4.695% to 4/23/31, 4/23/32(6)	14,534	14,414,866
5.511% to 1/24/35, 1/24/36(6)	7,680	7,845,611
5.819% to 9/15/28, 9/15/29(6)	8,753	8,958,081
5.872% to 9/15/33, 9/15/34(6)	7,737	8,089,485
5.933% to 9/15/26, 9/15/27(6)	13,485	13,525,079
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(6)	9,070	9,491,764
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(6)	13,055	13,780,179
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(6)(7)	3,686	3,616,519
8.125% to 1/8/34, 1/8/39(1)(6)	9,539	10,179,410
Blue Owl Credit Income Corp., 6.60%, 9/15/29	7,575	7,627,114
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	9,400	8,669,220
BNP Paribas SA, 7.75% to 8/16/29(1)(6)(8)	13,925	14,593,231
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	13,538	13,204,171
5.795%, 4/24/35	14,548	14,873,537
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(6)	7,532	7,309,267
CI Financial Corp., 7.50%, 5/30/29(1)	16,557	17,358,555
Citadel Finance LLC, 5.15%, 2/14/31(1)	4,116	4,023,293
Citadel LP, 6.375%, 1/23/32(1)	9,673	10,077,609
CRC Insurance Group LLC, 7.125%, 6/1/31(1)	7,783	7,762,813
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	3,115	3,037,422
Enact Holdings, Inc., 6.25%, 5/28/29	12,245	12,607,456
EPR Properties:
3.60%, 11/15/31	2,925	2,682,596
4.75%, 11/15/30	1,300	1,272,698
4.95%, 4/15/28	5,174	5,176,802
Essent Group Ltd., 6.25%, 7/1/29	1,520	1,567,709
Essential Properties LP, 5.375%, 7/15/36	6,828	6,739,760
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	8,011	8,064,898
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	13,699	14,009,062
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	17,346	15,570,570
6.75%, 3/15/54(1)	6,314	6,025,992
7.95% to 7/15/29, 10/15/54(1)(6)	4,422	4,456,297
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/33(1)	1,475	1,481,815
6.375%, 7/1/34	16,769	17,110,167
Intact Financial Corp., 5.459%, 9/22/32(1)	8,448	8,672,247
Jefferies Financial Group, Inc.:
5.125%, 4/28/31	8,161	8,058,328
5.50%, 2/15/36	7,634	7,370,535
6.20%, 4/14/34	5,557	5,689,385

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
JPMorgan Chase & Co.:
4.622% to 4/23/31, 4/23/32(6)		18,926	$ 18,711,758
4.898% to 1/22/36, 1/22/37(6)		6,079	5,921,860
5.581% to 4/22/29, 4/22/30(6)		23,892	24,418,822
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	11,703	1,719,083
Liberty Mutual Group, Inc.:
4.125% to 9/15/26, 12/15/51(1)(6)		14,789	14,686,523
5.25%, 5/1/36(1)		11,245	11,119,346
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		3,553	3,455,009
4.375%, 5/15/31(1)		3,405	3,274,142
5.75%, 6/15/35		7,214	7,235,116
Marex Group PLC:
5.68%, 4/21/31		2,927	2,929,361
6.404%, 11/4/29		9,085	9,314,325
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)		6,255	6,223,350
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	19,325	2,853,001
3.50%, 10/1/56	DKK	35,132	5,156,153
Nuveen LLC, 5.85%, 4/15/34(1)		8,656	8,867,636
Nykredit Realkredit AS:
3.50%, 4/1/53(9)	DKK	182,431	27,089,849
3.50%, 10/1/56(9)	DKK	173,141	25,476,729
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		5,130	5,183,958
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(6)		3,629	3,715,316
Raymond James Financial, Inc., 5.65%, 9/11/55(7)		9,637	9,375,409
Realkredit Danmark AS, 3.50%, 10/1/56(9)	DKK	138,497	20,313,791
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		11,092	10,384,384
Royal Bank of Canada, 4.612% to 5/3/31, 5/3/32(6)		13,332	13,184,483
Sammons Financial Group, Inc., 5.95%, 6/15/36(1)		5,360	5,371,205
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		2,667	2,613,788
Swedbank AB, 6.136%, 9/12/26(1)		8,620	8,647,011
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)		13,487	13,948,822
UBS Group AG, 9.25% to 11/13/33(1)(6)(8)		7,318	8,456,988
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)		6,342	6,378,094
UWM Holdings LLC, 6.25%, 3/15/31(1)		9,118	8,133,286
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)		7,555	6,747,013
Willis North America, Inc.:
4.55%, 3/15/31		3,420	3,359,679
5.15%, 3/15/36		4,707	4,617,095
			$718,086,185
Government - Multinational — 2.7%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29		7,205	$7,197,581
4.25%, 3/13/34		14,385	14,281,034
European Investment Bank, 3.25%, 11/15/27		44,000	43,478,283
Inter-American Development Bank, 3.50%, 9/14/29		7,300	7,150,168
Security	Principal Amount* (000’s omitted)	Value
Government - Multinational (continued)
International Bank for Reconstruction & Development:
3.875%, 2/14/30	12,000	$ 11,871,313
4.00%, 1/10/31	28,000	27,769,875
		$ 111,748,254
Industrial — 0.2%
Hexcel Corp., 5.875%, 2/26/35	3,545	$ 3,675,519
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	5,280	4,982,123
		$ 8,657,642
Technology — 1.2%
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	7,000	$6,797,149
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	8,276	8,662,086
Oracle Corp.:
3.60%, 4/1/50	4,530	2,756,906
3.95%, 3/25/51	4,360	2,791,800
5.55%, 2/6/53	5,495	4,430,040
5.70%, 2/4/36	16,652	16,132,564
6.00%, 8/3/55	1,518	1,293,469
6.55%, 2/4/46	3,425	3,230,464
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	5,727	6,318,646
		$52,413,124
Utilities — 0.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	3,650	$3,660,968
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	2,429	2,211,752
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	5,126	5,021,742
XPLR Infrastructure Operating Partners LP:
7.75%, 4/15/34(1)	1,110	1,168,975
8.375%, 1/15/31(1)	3,000	3,201,105
8.625%, 3/15/33(1)	2,500	2,681,870
		$17,946,412
Total Corporate Bonds (identified cost $1,133,756,138)		$1,121,708,578

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(7)(10)	110,000	$ 5,570,400
Total Exchange-Traded Funds (identified cost $5,587,150)		$ 5,570,400

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$5,000	$ 4,993,050
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(11)(12)	3,500	3,494,575
Total High Social Impact Investments (identified cost $8,500,000)		$ 8,487,625

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%(7)	97,843	$ 1,270,981
Series A2, 6.375%	211,400	3,056,844
Total Preferred Stocks (identified cost $7,956,317)		$ 4,327,825

Senior Floating-Rate Loans — 3.3%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$3,252	$ 3,263,161
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	1,237	1,241,202
		$ 4,504,363
Beverages — 0.0%†
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31	$1,224	$ 1,230,744
		$ 1,230,744
Broadline Retail — 0.2%
Peer Holding III BV, Term Loan, 7/1/31(14)	$6,500	$6,521,125
		$6,521,125
Chemicals — 0.1%
Charter NEX U.S., Inc., Term Loan, 6.114%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	$4,987	$4,994,063
		$4,994,063
Commercial Services & Supplies — 0.3%
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	$4,987	$4,993,921
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, Term Loan, 5.619%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	$5,197	$ 5,169,878
Reworld Holding Corp.:
Term Loan, 1/15/31(14)	3,441	3,444,232
Term Loan, 1/15/31(14)	559	559,688
		$ 14,167,719
Electronic Equipment, Instruments & Components — 0.1%
Chamberlain Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	$5,985	$ 5,995,360
		$ 5,995,360
Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$6,446	$6,428,629
		$6,428,629
Health Care Equipment & Supplies — 0.1%
Hologic, Inc., Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33	$5,000	$4,898,975
		$4,898,975
Health Care Providers & Services — 0.1%
CNT Holdings I Corp., Term Loan, 11/8/32(14)	$5,000	$5,010,100
		$5,010,100
Insurance — 0.6%
Alliant Holdings Intermediate LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$4,987	$4,926,783
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	7,377	7,233,277
HUB International Ltd., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	6,493	6,494,170
USI, Inc.:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	5,383	5,371,418
Term Loan, 9/29/30(14)	1,995	1,989,438
		$26,015,086
IT Services — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$6,893	$6,817,980
		$6,817,980
Life Sciences Tools & Services — 0.0%†
ICON Luxembourg SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$728	$729,322
		$729,322

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 0.3%
Engineered Machinery Holdings, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	$2,992	$ 3,011,592
Gates Global LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	2,456	2,455,403
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	5,286	5,314,765
		$ 10,781,760
Metals/Mining — 0.2%
Zekelman Industries, Inc., Term Loan, 5.863%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	$6,938	$ 6,943,287
		$ 6,943,287
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$4,980	$4,998,981
Opal Bidco SAS, Term Loan, 4/28/32(14)	5,500	5,502,942
PRA Health Sciences, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	181	181,711
		$10,683,634
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$5,396	$5,389,808
		$5,389,808
Software — 0.2%
CCC Intelligent Solutions, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$2,451	$2,419,140
Epicor Software Corp., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	2,456	2,353,088
McAfee LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,457	2,189,830
		$6,962,058
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$5,149	$5,137,603
		$5,137,603
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.389%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$4,630	$4,636,209
		$4,636,209
Total Senior Floating-Rate Loans (identified cost $139,043,004)		$137,847,825

Sovereign Government Bonds — 1.0%

Security	Principal Amount (000’s omitted)		Value
Germany — 0.8%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26		12,000	$ 11,914,584
4.375%, 2/28/34		22,344	22,390,934
			$ 34,305,518
Romania — 0.2%
Romania Government International Bonds:
3.75%, 2/7/34(9)	EUR	702	$ 727,376
5.625%, 2/22/36(1)	EUR	6,700	7,737,086
			$8,464,462
Total Sovereign Government Bonds (identified cost $42,132,894)			$42,769,980

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Commonwealth of Massachusetts, 5.456%, 12/1/39(15)	$750	$ 757,789
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	3,797,057
San Francisco City and County, CA, 3.921%, 6/15/39	3,085	2,764,687
		$ 7,319,533
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.484%, 6/1/27	$3,980	$ 3,914,803
Social Bonds, 2.534%, 6/1/28	4,980	4,807,960
Social Bonds, 2.584%, 6/1/29	2,715	2,575,151
Social Bonds, 2.984%, 6/1/33	3,060	2,744,914
Social Bonds, 3.034%, 6/1/34	2,195	1,940,096
		$15,982,924
Water and Sewer — 0.3%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$978,048
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,287,586
Green Bonds, 2.184%, 9/1/31	1,985	1,785,670
Green Bonds, 2.264%, 9/1/32	1,780	1,571,916
Green Bonds, 2.344%, 9/1/33	1,945	1,687,773

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	$2,130	$ 1,928,154
Green Bonds, 1.701%, 5/1/31	1,925	1,707,975
		$ 11,947,122
Total Taxable Municipal Obligations (identified cost $39,190,013)		$ 35,249,579

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$3,105	$ 2,805,404
3.485%, 8/1/35	1,745	1,564,744
3.535%, 8/1/36	929	827,300
3.585%, 8/1/37	3,215	2,845,111
3.635%, 8/1/38	657	578,007
U.S. International Development Finance Corp.:
1.79%, 10/15/29	858	817,548
2.36%, 10/15/29	710	683,109
3.52%, 9/20/32	2,907	2,799,778
Total U.S. Government Agencies and Instrumentalities (identified cost $14,772,777)		$12,921,001

U.S. Government Agency Mortgage-Backed Securities — 24.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$1,019	$ 938,021
5.00%, with various maturities to 2054	47,114	46,492,114
5.50%, with various maturities to 2055	216,888	218,253,175
6.00%, 6/1/53	1,143	1,173,729
Federal National Mortgage Association:
2.00%, 4/1/51	2,632	2,161,021
2.68%, 7/1/26	2,714	2,706,744
3.00%, with various maturities to 2049	5,550	4,911,892
4.00%, with various maturities to 2055	46,163	43,252,279
5.00%, with various maturities to 2055	7,138	7,044,432
5.50%, with various maturities to 2055	158,138	159,196,435
Government National Mortgage Association II:
2.50%, with various maturities to 2051	14,186	12,103,986
5.50%, 12/20/55(16)	4,361	4,387,895
6.00%, with various maturities to 2053	9,408	9,730,631
6.50%, with various maturities to 2053	2,938	3,084,066
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(17)	152,728	146,421,998
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security: (continued)
5.00%, 30-Year, TBA(17)	$362,337	$ 356,067,362
5.50%, 30-Year, TBA(17)	8,616	8,645,954
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,029,980,675)		$1,026,571,734

U.S. Treasury Obligations — 20.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$210	$ 99,984
1.375%, 8/15/50	411	201,711
2.25%, 8/15/46	4,612	3,009,510
3.875%, 5/15/43	238,892	211,228,120
4.00%, 11/15/52	98,649	84,421,965
4.50%, 2/15/44	1,268	1,207,968
4.625%, 11/15/45	65,481	62,902,686
4.75%, 11/15/43	106	104,294
U.S. Treasury Notes:
0.50%, 4/30/27	1,102	1,070,232
0.625%, 5/15/30	2,533	2,213,605
0.625%, 8/15/30	2,509	2,173,176
1.25%, 8/15/31	8,220	7,105,805
1.375%, 11/15/31	8,497	7,339,450
2.875%, 5/15/32	30,491	28,312,561
3.875%, 4/30/30	285,116	282,058,798
4.00%, 2/28/30	11,482	11,414,050
4.125%, 2/15/36	3,358	3,276,673
4.25%, 5/15/35	99,945	98,777,673
4.25%, 8/15/35	65	64,180
4.50%, 5/31/29	48,564	49,008,854
Total U.S. Treasury Obligations (identified cost $860,086,706)		$855,991,295

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 10.5%
Affiliated Fund — 10.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(18)	441,092,953	$ 441,092,953
Total Affiliated Fund (identified cost $441,092,953)		$ 441,092,953
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(19)	460,050	$ 460,050
Total Securities Lending Collateral (identified cost $460,050)		$ 460,050
Total Short-Term Investments (identified cost $441,553,003)		$ 441,553,003
Total Investments — 111.6% (identified cost $4,701,409,681)		$4,667,576,648
Other Assets, Less Liabilities — (11.6)%		$ (486,198,409)
Net Assets — 100.0%		$4,181,378,239

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $1,228,601,888 or 29.4% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2026.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $13,120,514 and the total market value of the collateral received by the Fund was $13,715,158, comprised of cash of $460,050 and U.S. government and/or agencies securities of $13,255,108.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $73,607,745 or 1.8% of the Fund's net assets.
(10)	Affiliated fund.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $8,487,625, which represents 0.2% of the net assets of the Fund as of June 30, 2026.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after June 30, 2026, at which time the interest rate will be determined.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(19)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	69,343,796	USD	13,105,248	JPMorgan Chase Bank, N.A.	9/16/26	$86,578	$ —
INR	1,003,096,580	USD	10,531,198	BNP Paribas	9/16/26	5,212	—
KRW	6,457,195	USD	4,223	JPMorgan Chase Bank, N.A.	9/16/26	—	(45)
USD	3,755,961	CAD	5,212,418	State Street Bank and Trust Company	9/16/26	68,313	—
USD	83,423,139	DKK	536,419,125	JPMorgan Chase Bank, N.A.	9/16/26	1,092,345	—
USD	5,060,230	EUR	4,424,778	Barclays Bank PLC	9/16/26	—	(11,513)
USD	38,888,225	EUR	33,471,240	JPMorgan Chase Bank, N.A.	9/16/26	523,023	—
USD	15,057,642	GBP	11,223,794	Citibank, N.A.	9/16/26	169,919	—
USD	2,500	HUF	765,360	Goldman Sachs International	9/16/26	49	—
MXN	230,442,829	USD	13,208,174	UBS AG	9/17/26	—	(113,604)
						$1,945,439	$(125,162)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	64	Long	9/30/26	$13,192,500	$23,717
U.S. 5-Year Treasury Note	2,933	Long	9/30/26	313,968,484	260,916
U.S. 10-Year Treasury Note	929	Long	9/21/26	102,088,391	387,191
U.S. Long Treasury Bond	1,149	Long	9/21/26	130,411,500	2,260,112
U.S. Ultra 10-Year Treasury Note	2,743	Long	9/21/26	308,501,781	2,208,858
U.S. Ultra-Long Treasury Bond	85	Long	9/21/26	9,873,281	62,145
Euro-Bund	(604)	Short	9/8/26	(87,881,197)	(899,339)
					$4,303,600

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$4,000	5.50% (pays monthly)	5.83%	10/10/29	$(21,551)	$—	$(21,551)
Total		$4,000				$(21,551)	$ —	$(21,551)

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,000,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	3,500,000
		$8,500,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $455,150,978, which represents 10.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 5,071,500	$ 505,900	$ —	$ —	$ (7,000)	$ 5,570,400	$ 166,945	110,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	5,061,300	—	—	—	(68,250)	4,993,050	187,500	$5,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	3,547,040	—	—	—	(52,465)	3,494,575	131,250	$3,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	245,414,597	1,114,965,518	(919,287,162)	—	—	441,092,953	10,601,003	441,092,953
Total				$ —	$(127,715)	$455,150,978	$11,086,698

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Bond Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$447,394,766	$ —	$447,394,766
Collateralized Mortgage Obligations	—	197,879,916	—	197,879,916
Commercial Mortgage-Backed Securities	—	308,586,339	—	308,586,339
Convertible Bonds	—	20,716,782	—	20,716,782
Corporate Bonds	—	1,121,708,578	—	1,121,708,578
Exchange-Traded Funds	5,570,400	—	—	5,570,400
High Social Impact Investments	—	8,487,625	—	8,487,625
Preferred Stocks	4,327,825	—	—	4,327,825
Senior Floating-Rate Loans	—	137,847,825	—	137,847,825
Sovereign Government Bonds	—	42,769,980	—	42,769,980
Taxable Municipal Obligations	—	35,249,579	—	35,249,579
U.S. Government Agencies and Instrumentalities	—	12,921,001	—	12,921,001
U.S. Government Agency Mortgage-Backed Securities	—	1,026,571,734	—	1,026,571,734
U.S. Treasury Obligations	—	855,991,295	—	855,991,295
Short-Term Investments:
Affiliated Fund	441,092,953	—	—	441,092,953
Securities Lending Collateral	460,050	—	—	460,050
Total Investments	$451,451,228	$4,216,125,420	$ —	$4,667,576,648
Forward Foreign Currency Exchange Contracts	$ —	$1,945,439	$ —	$1,945,439
Futures Contracts	5,202,939	—	—	5,202,939
Total	$456,654,167	$4,218,070,859	$ —	$4,674,725,026
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(125,162)	$ —	$(125,162)
Futures Contracts	(899,339)	—	—	(899,339)
Swap Contracts	—	(21,551)	—	(21,551)
Total	$(899,339)	$(146,713)	$ —	$(1,046,052)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.